Note 9 - Debt, Credit Facility and Leases - Maturities of Operating Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Abstract]
2024, operating lease	$ 1,290
2025, operating lease	1,278
2026, operating lease	1,278
2027, operating lease	1,171
2028, operating lease	1,033
More than 5 years, operating lease	5,566
Total, operating lease	11,616
Less: Effect of discounting, operating lease	$ (2,982)
Operating lease, liability, statement of financial position [Extensible Enumeration]	Operating lease liability	Operating lease liability	Operating lease liability
Operating lease liability	$ 8,634	$ 11,100